LONG-TERM LOANS (Tables)	6 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt Instruments [Table Text Block]
	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

MYR denominated loan	782	963
SGD denominated loan	187	212
Convertible Bond	20,032	20,290
	$21,001	$21,465

Less: current portion	(420)	(401)

	$20,581	$21,064

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments for all outstanding long-term loans as of December 31, 2017 are as follows:

January 1, 2018 – December 31, 2018	$384
January 1, 2019 – December 31, 2019	20,585
January 1, 2020 – December 31, 2020	204
January 1, 2021 – December 31, 2021	150
January 1, 2022 and onwards	281
$21,604